Note 19 - Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
(Dollars in thousands)	Unrealized gains on available-for-sale securities (a)
Balance as of December 31, 2014	$2,548
Other comprehensive income before reclassification	60
Amount reclassified from accumulated other comprehensive income	(213)
Period change	(153)
Balance at December 31, 2015	$2,395
(Dollars in thousands)	Unrealized gains on available for sale securities (a)
Balance as of December 31, 2013	$(2,237)
Other comprehensive income before reclassification	4,949
Amount reclassified from accumulated other comprehensive income	(164)
Period change	4,785
Balance at December 31, 2014	$2,548

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Amount Reclassified from Accumulated Other	Affected Line Item in the Statement Where
(Dollars in thousands)	Comprehensive Income (a)	Net Income is
Details about other comprehensive income	December 31, 2015	Presented
Unrealized gains on available-for-sale securities
	$323	Investment securities gains, net
	(110)	Income taxes
	$213	Net of tax
	Amount Reclassified from Accumulated Other	Affected Line Item in the Statement Where
(Dollars in thousands)	Comprehensive Income (a)	Net Income is
Details about other comprehensive income	December 31, 2014	Presented
Unrealized gains on available-for-sale securities
	$248	Investment securities gains, net
	(84)	Income taxes
	$164	Net of tax